Shareholder Report, Line Graph (Details) 199004_Swan Hedged Equity US Large Cap ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Dec. 22, 2020	Nov. 30, 2025
Swan Hedged Equity US Large Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Swan Hedged Equity US Large Cap ETF NAV
Accumulated Value	$ 14,109	$ 11,570	$ 10,986	$ 11,546	$ 10,000	$ 15,736
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	17,370	12,973	11,396	12,552	10,000	$ 19,976
Cboe 95-110 Collar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Cboe 95-110 Collar Index
Accumulated Value	$ 14,714	$ 11,419	$ 10,731	$ 11,540	$ 10,000	$ 15,598